Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,002,730.50
Previously Paid Amount	0.00
Total Fee Amount	1,519.48
Total Offset Amount	0.00
Net Fee	1,519.48
Narrative - Max Aggregate Offering Price	$ 11,002,730.50
Final Prospectus	true